Postretirement Benefits	12 Months Ended
Jan. 01, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Postretirement Benefits
Postretirement Benefits
The Company sponsors a postretirement medical and life insurance plan covering substantially all Burger King administrative and restaurant management personnel who retire or terminate after qualifying for such benefits.
The following was the plan status and accumulated postretirement benefit obligation (APBO) at January 1, 2012 and January 2, 2011:

	January 1, 2012	January 2, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$1,845	$1,914
Service cost	7	23
Interest cost	87	103
Plan participants' contributions	67	49
Actuarial loss (gain)	350	(39)
Benefits paid	(318)	(219)
Medicare part D prescription drug subsidy	17	14
Benefit obligation at end of year	$2,055	$1,845

Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	234	156
Plan participants' contributions	67	49
Benefits paid	(318)	(219)
Medicare part D prescription drug subsidy	17	14
Fair value of plan assets at end of year	—	—
Funded status	$(2,055)	$(1,845)
Weighted average assumptions:
Discount rate used to determine benefit obligations	4.40%	5.54%
Discount rate used to determine net periodic benefit cost	5.54%	6.00%
The discount rate is determined based on high-quality fixed income investments that match the duration of expected retiree medical and life insurance benefits. The Company has typically used the corporate AA/Aa bond rate for this assumption.
Components of net periodic postretirement benefit income recognized in the consolidated statements of operations were:

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Service cost	$7	$23	$28
Interest cost	87	103	114
Amortization of net gains and losses	84	95	94
Amortization of prior service credit	(359)	(360)	(359)
Net periodic postretirement benefit income	$(181)	$(139)	$(123)
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit income, consisted of:

	January 1, 2012	January 2, 2011
Prior service cost	$3,753	$4,112
Net gain	(1,864)	(1,598)
Deferred income taxes	(736)	(979)
Accumulated other comprehensive income	$1,153	$1,535
The estimated net gain and prior service credit for the postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit income over the next fiscal year are $114 and $360, respectively.
The following table reflects the changes in accumulated other comprehensive income for the years ended January 1, 2012 and Janaury 2, 2011:

	January 1, 2012	January 2, 2011
Net loss (gain)	$350	$(39)
Amortization of net loss	(84)	(95)
Amortization of prior service credit	359	360
Deferred income taxes	(243)	(98)
Total recognized in accumulated other comprehensive income	$382	$128
Assumed health care cost trend rates at year end were as follows:

	January 1, 2012	January 2, 2011	January 3, 2010
Medical benefits cost trend rate assumed for the following year	8.00%	9.00%	9.00%
Prescription drug benefit cost trend rate assumed for the following year	7.50%	8.00%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017	2016
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$8	$(7)
Effect on postretirement benefit obligation	168	(146)
During 2012, the Company expects to contribute approximately $127 to its postretirement benefit plan. The benefits, net of Medicare Part D subsidy receipts, expected to be paid in each year from 2012 through 2016 are $127, $139, $138, $139 and $131 respectively, and for the years 2017-2021 the aggregate amount is $915.